ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	$ 8,684,103	$ 3,082,655
Accrued liabilities	3,651,432	1,760,131
Due to related parties (Note 17)	3,989	56,040
Total	$ 12,339,524	$ 4,898,826